Performance Management	Sep. 30, 2025
MassMutual Premier Funds_Pro | MML Barings Inflation-Protected and Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)). Performance for Class Y shares of the Fund for periods prior to its inception date (02/01/23) is based on the performance of Class R5 shares and performance for Class M1 and Class M2 shares of the Fund (which have not yet begun operations, and therefore have no performance history) is based on the performance of Class I shares. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual PerformanceClass R5 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	2Q ‘20,	6.20%	Lowest Quarter:	2Q ‘22,	-6.55%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5  only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

		One Year	Five Years	Ten Years
Class R5	Return Before Taxes	5.82%	1.07%	3.13%
	Return After Taxes on Distributions	4.00%	-0.70%	1.55%
	Return After Taxes on Distributions and Sales of Fund Shares	3.44%	0.08%	1.73%
Class I	Return Before Taxes	5.92%	1.19%	3.24%
Service Class	Return Before Taxes	5.70%	0.99%	3.03%
Administrative Class	Return Before Taxes	5.69%	0.92%	2.95%
Class R4	Return Before Taxes	5.47%	0.74%	2.78%
Class A	Return Before Taxes	1.00%	-0.19%	2.25%
Class R3	Return Before Taxes	5.17%	0.50%	2.54%
Class Y	Return Before Taxes	5.75%	1.10%	3.14%
Class M1	Return Before Taxes	5.92%	1.19%	3.24%
Class M2	Return Before Taxes	5.92%	1.19%	3.24%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.30%	-0.36%	2.01%
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (reflects no deduction for fees, expenses, or taxes)		7.01%	1.12%	3.09%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Premier Funds_Pro | MML Barings Inflation-Protected and Income Fund | Class R5
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	6.20%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(6.55%)
Lowest Quarterly Return, Date	Jun. 30, 2022
MassMutual Premier Funds_Pro | MML Barings Core Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class Y shares of the Fund for periods prior to its inception date (02/01/23) is based on the performance of Class R5 shares and performance for Class M1 and Class M2 shares of the Fund (which had not begun operations as of the date of this Prospectus, and therefore have no performance history) is based on the performance of Class I shares. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual PerformanceClass R5 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	4Q ‘23,	7.23%	Lowest Quarter:	2Q ‘22,	-6.34%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5  only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

		One Year	Five Years	Ten Years
Class R5	Return Before Taxes	8.01%	0.37%	2.61%
	Return After Taxes on Distributions	6.03%	-1.28%	1.00%
	Return After Taxes on Distributions and Sales of Fund Shares	4.70%	-0.41%	1.31%
Class I	Return Before Taxes	8.13%	0.46%	2.72%
Service Class	Return Before Taxes	8.04%	0.26%	2.51%
Administrative Class	Return Before Taxes	7.85%	0.17%	2.41%
Class R4	Return Before Taxes	7.73%	0.01%	2.26%
Class A	Return Before Taxes	3.08%	-0.93%	1.72%
Class R3	Return Before Taxes	7.42%	-0.11%	2.08%

		One Year	Five Years	Ten Years
Class Y	Return Before Taxes	8.01%	0.36%	2.61%
Class M1	Return Before Taxes	8.13%	0.46%	2.72%
Class M2	Return Before Taxes	8.13%	0.46%	2.72%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.30%	-0.36%	2.01%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Premier Funds_Pro | MML Barings Core Bond Fund | Class R5
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	7.23%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(6.34%)
Lowest Quarterly Return, Date	Jun. 30, 2022
MassMutual Premier Funds_Pro | MML Barings Diversified Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Bloomberg Intermediate U.S. Aggregate Bond Index). Performance for Class Y shares of the Fund for periods prior to its inception date (02/01/23) is based on the performance of Class R5 shares and performance for Class M1 and Class M2 shares of the Fund (which had not begun operations as of the date of this Prospectus, and therefore have no performance history) is based on the performance of Class I shares. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual PerformanceClass R5 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	2Q ‘20,	7.22%	Lowest Quarter:	2Q ‘22,	-7.98%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5  only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

		One Year	Five Years	Ten Years
Class R5	Return Before Taxes	8.92%	0.57%	2.90%
	Return After Taxes on Distributions	7.11%	-1.20%	1.17%
	Return After Taxes on Distributions and Sales of Fund Shares	5.24%	-0.32%	1.50%
Class I	Return Before Taxes	9.07%	0.67%	2.99%
Service Class	Return Before Taxes	8.72%	0.46%	2.80%
Administrative Class	Return Before Taxes	8.62%	0.36%	2.69%
Class R4	Return Before Taxes	8.39%	0.21%	2.54%
Class A	Return Before Taxes	3.78%	-0.75%	2.00%
Class R3	Return Before Taxes	8.20%	-0.01%	2.29%
Class Y	Return Before Taxes	8.78%	0.56%	2.89%
Class M1	Return Before Taxes	9.07%	0.67%	2.99%
Class M2	Return Before Taxes	9.07%	0.67%	2.99%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.30%	-0.36%	2.01%
Bloomberg Intermediate U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.45%	0.68%	2.06%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Premier Funds_Pro | MML Barings Diversified Bond Fund | Class R5
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	7.22%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(7.98%)
Lowest Quarterly Return, Date	Jun. 30, 2022
MassMutual Premier Funds_Pro | MassMutual Small Cap Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The returns in the bar chart do not reflect the deduction of any applicable Class A sales charge. If these charges were reflected, returns would be lower than those shown. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 2000 Index). Performance for Class Y shares of the Fund for periods prior to its inception date (02/01/23) is based on the performance of Class R5 shares. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect the deduction of any applicable Class A sales charge. If these charges were reflected, returns would be lower than those shown.
Bar Chart [Heading]	Annual PerformanceClass A Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	2Q ‘20,	28.30%	Lowest Quarter:	1Q ‘20,	-30.90%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A  only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

		One Year	Five Years	Ten Years
Class A	Return Before Taxes	2.26%	6.60%	9.45%
	Return After Taxes on Distributions	0.00%	4.89%	7.64%
	Return After Taxes on Distributions and Sales of Fund Shares	2.89%	4.99%	7.28%
Class I	Return Before Taxes	8.75%	8.39%	10.66%
Class R5	Return Before Taxes	8.68%	8.28%	10.56%
Service Class	Return Before Taxes	8.55%	8.18%	10.45%
Administrative Class	Return Before Taxes	8.43%	8.06%	10.33%
Class R4	Return Before Taxes	8.27%	7.91%	10.17%
Class R3	Return Before Taxes	7.97%	7.64%	9.89%
Class Y	Return Before Taxes	8.67%	8.29%	10.56%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		17.15%	13.15%	14.29%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)		12.81%	6.09%	9.62%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Premier Funds_Pro | MassMutual Small Cap Opportunities Fund | Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	28.30%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(30.90%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MassMutual Premier Funds_Pro | MassMutual Global Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class Y shares of the Fund (which has not yet begun operations, and therefore has no performance history) is based on the performance of Class R5 shares. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/ mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual PerformanceClass R5 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	2Q ‘20,	25.58%	Lowest Quarter:	1Q ‘20,	-21.69%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5  only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

		One Year	Five Years	Ten Years
Class R5	Return Before Taxes	15.37%	7.01%	10.77%
	Return After Taxes on Distributions	7.53%	2.12%	7.12%
	Return After Taxes on Distributions and Sales of Fund Shares	14.59%	4.78%	8.07%
Class I	Return Before Taxes	15.54%	7.12%	10.87%
Service Class	Return Before Taxes	15.31%	6.90%	10.65%
Administrative Class	Return Before Taxes	15.24%	6.80%	10.54%
Class R4	Return Before Taxes	14.99%	6.64%	10.38%
Class A	Return Before Taxes	8.72%	5.35%	9.66%
Class R3	Return Before Taxes	14.73%	6.36%	10.10%

		One Year	Five Years	Ten Years
Class Y	Return Before Taxes	15.37%	7.01%	10.77%
MSCI ACWI (reflects no deduction for fees or expenses)		22.34%	11.19%	11.72%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/ mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Premier Funds_Pro | MassMutual Global Fund | Class R5
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	25.58%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(21.69%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Bloomberg U.S. Aggregate 1-3 Year Bond
Index). Performance for Class Y, Class L, and Class C shares of the Fund for periods prior to their inception date (12/13/21) is based on the performance of Class R5 shares, adjusted for Class L and Class C shares to reflect Class L and Class C expenses, respectively, and performance for Class M1 and Class M2 shares of the Fund (which have not yet begun operations, and therefore have no performance history) is based on the performance of Class I shares. Performance for Class A, Class  L, and Class C shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual PerformanceClass R5 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	2Q ‘20,	4.36%	Lowest Quarter:	1Q ‘20,	-6.84%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5  only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

		One Year	Five Years	Ten Years
Class R5	Return Before Taxes	6.03%	2.38%	2.58%
	Return After Taxes on Distributions	4.28%	1.00%	1.21%
	Return After Taxes on Distributions and Sales of Fund Shares	3.55%	1.20%	1.37%
Class I	Return Before Taxes	6.01%	2.53%	2.70%
Service Class	Return Before Taxes	5.81%	2.27%	2.46%
Administrative Class	Return Before Taxes	5.71%	2.17%	2.36%
Class R4	Return Before Taxes	5.42%	1.99%	2.21%
Class A	Return Before Taxes	2.87%	1.42%	1.86%
Class R3	Return Before Taxes	5.29%	1.77%	1.95%
Class Y	Return Before Taxes	5.98%	2.51%	2.65%
Class L	Return Before Taxes	3.06%	1.84%	2.02%
Class C	Return Before Taxes	4.43%	2.01%	2.19%
Class M1	Return Before Taxes	6.01%	2.53%	2.70%
Class M2	Return Before Taxes	6.01%	2.53%	2.70%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.30%	-0.36%	2.01%
Bloomberg U.S. Aggregate 1-3 Year Bond Index (reflects no deduction for fees, expenses, or taxes)		5.39%	1.98%	2.08%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Class R5
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	4.36%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(6.84%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Bloomberg U.S. Corporate High-Yield Bond Index). Performance for Class Y and Class C shares of the Fund for periods prior to their inception date (12/13/21) is based on the performance of Class R5 shares, adjusted for Class C shares to reflect Class C expenses and performance for Class M1 and Class M2 shares of the Fund (which had not begun operations as of the date of this Prospectus, and therefore have no performance history) is based on the performance of Class I shares. Performance for Class A and Class C shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual PerformanceService Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	2Q ‘20,	7.23%	Lowest Quarter:	1Q ‘20,	-12.73%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Service Class  only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

		One Year	Five Years	Ten Years
Service Class	Return Before Taxes	8.57%	5.04%	6.15%
	Return After Taxes on Distributions	5.63%	2.38%	3.55%
	Return After Taxes on Distributions and Sales of Fund Shares	5.01%	2.66%	3.58%
Class I	Return Before Taxes	8.79%	5.23%	6.36%

		One Year	Five Years	Ten Years
Class R5	Return Before Taxes	8.68%	5.12%	6.25%
Administrative Class	Return Before Taxes	8.49%	4.93%	6.04%
Class R4	Return Before Taxes	8.36%	4.77%	5.89%
Class A	Return Before Taxes	3.68%	3.80%	5.34%
Class R3	Return Before Taxes	8.04%	4.52%	5.63%
Class Y	Return Before Taxes	8.74%	5.17%	6.27%
Class C	Return Before Taxes	6.71%	4.20%	5.31%
Class M1	Return Before Taxes	8.79%	5.23%	6.36%
Class M2	Return Before Taxes	8.79%	5.23%	6.36%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.30%	-0.36%	2.01%
Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses, or taxes)		8.62%	4.51%	6.53%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Service Class only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund | Service Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	7.23%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(12.73%)
Lowest Quarterly Return, Date	Mar. 31, 2020